Subsequent Events (Details)																						3 Months Ended												9 Months Ended		12 Months Ended
	Nov. 05, 2025 $ / shares	Mar. 31, 2025 USD ($)	Feb. 18, 2025 shares	Feb. 04, 2025 USD ($)	Jan. 15, 2025 shares	Nov. 07, 2024 $ / shares	Nov. 07, 2024 $ / shares	Aug. 08, 2024 $ / shares	Aug. 08, 2024 $ / shares	May 09, 2024 $ / shares	May 09, 2024 $ / shares	Mar. 13, 2024 $ / shares	Mar. 13, 2024 $ / shares	Nov. 08, 2023 $ / shares	Nov. 08, 2023 $ / shares	Sep. 09, 2023 $ / shares	Sep. 09, 2023 $ / shares	May 10, 2023 $ / shares	May 10, 2023 $ / shares	Mar. 22, 2023 $ / shares	Mar. 22, 2023 $ / shares	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Sep. 30, 2024 $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2024 $ / shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 shares	Dec. 31, 2024 USD ($) shares	Oct. 19, 2025 shares	Jan. 30, 2025 $ / shares shares	Dec. 31, 2023 USD ($)	Oct. 20, 2022 USD ($)
Subsequent Event [Line Items]
Dividends declared (per share) | (per share)																						$ 0.08	$ 0.06	$ 0.08	$ 0.06	$ 0.08	$ 0.06	$ 0.08	$ 0.06	$ 0.08	$ 0.06	$ 0.08	$ 0.06
Par value																						$ 77,752,000	$ 77,752,000											$ 77,752,000		$ 77,752,000			$ 65,500,000
Previously Reported
Subsequent Event [Line Items]
Dividends declared (per share) | (per share)						$ 0.020	$ 0.014	$ 0.020	$ 0.015	$ 0.020	$ 0.015	$ 0.020	$ 0.015	$ 0.020	$ 0.015	$ 0.020	$ 0.015	$ 0.020	$ 0.015	$ 0.020	$ 0.016					$ 0.02
Subsequent Event
Subsequent Event [Line Items]
Dividends declared (per share) | $ / shares	$ 0.03
Subsequent Event | Arrangement Warrants
Subsequent Event [Line Items]
Class Of Warrant Or Right, Warrants Expired | shares																																					20,468,128
Initial Lind Bridge Note
Subsequent Event [Line Items]
Par value																																							$ 7,500,000
Senior Notes | Ability
Subsequent Event [Line Items]
Par value		$ 3,000,000																								$ 3,000,000	$ 3,000,000
Variable rate		6.00%
Promissory Note | Initial Lind Bridge Note
Subsequent Event [Line Items]
Par value																																								$ 7,500,000
RSU's
Subsequent Event [Line Items]
Share-based compensation (shares) | shares					652,135
Equity based compensation (in shares) | shares			60,082																															382,809	15,160	161,877
Stock Issued During Period, Value, Issued for Services				$ 100,000
Runway Growth Capital LLC
Subsequent Event [Line Items]
Shares issued to acquire investment (shares) | shares																																						2,693,071
Shares issued to acquire investment (per shares) | $ / shares																																						$ 2.67